ING Mutual Funds

ING Diversified International Fund

Supplement dated January 31, 2008

to the

Class A, Class B and Class C Prospectus,

Class I Prospectus and Class R Prospectus,

each dated February 28, 2007

Effective April 29, 2007, the name of the “Investment Committee” is changed to “Asset Allocation Committee.” Effective April 30, 2007, Michael J. Roland is added to the Asset Allocation Committee and Shaun Mathews and Laurie Tillinghast are removed from the Asset Allocation Committee. Additionally, effective December 31, 2007, Paul Zemsky replaced Stanley Vyner on the Asset Allocation Committee.  The Prospectuses are amended to reflect the following:

1.                           All references to “Investment Committee” are hereby deleted and replaced with “Asset Allocation Committee.”

2.                           All references to Stanley Vyner, Shaun Mathews and Laurie Tillinghast are hereby deleted in their entirety.

3.                           The following paragraphs are added following the third paragraph on page 21 of the Class A, Class B and Class C Prospectus, on page 17 of the Class I Prospectus and on page 15 of the Class R Prospectus:

Michael J. Roland, has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001.  Mr. Roland has been with ING since June 1998 and has held various positions within ING relating to ING’s mutual fund administration.

Paul Zemsky is the head of ING’s Multi-Asset Strategies & Solutions Group.  He joined ING Investment Management Co. in 2005 as Head of Derivative Strategies.  Prior to joining ING, Mr. Zemsky held a number of key positions at J.P. Morgan Investment Management where he worked for 18 years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Mutual Funds

ING Diversified International Fund

Supplement dated January 31, 2008

to the

Class A, Class B, Class C, Class I and Class R Shares’

Statement of Additional Information (“SAI”),

dated February 28, 2007

Effective April 29, 2007, the name of the “Investment Committee” is changed to “Asset Allocation Committee.” Effective April 30, 2007, Michael J. Roland is added to the Asset Allocation Committee and Shaun Mathews and Laurie Tillinghast are removed from the Asset Allocation Committee. Additionally, effective December 31, 2007, Paul Zemsky replaced Stanley Vyner on the Asset Allocation Committee.  The SAI is amended to reflect the following:

1.                           All references to “Investment Committee” are hereby deleted and replaced with “Asset Allocation Committee.”

2.                           All references to Stanley Vyner, Shaun Mathews and Laurie Tillinghast are hereby deleted in their entirety.

3.                           The following paragraphs are added following the third paragraph in the section entitled “Investment Committee” on page 14 of the SAI:

Michael J. Roland, has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001.  Mr. Roland has been with ING since June 1998 and has held various positions within ING relating to ING’s mutual fund administration.

Paul Zemsky is the head of ING’s Multi-Asset Strategies & Solutions Group.  He joined ING Investment Management Co. in 2005 as Head of Derivative Strategies.  Prior to joining ING, Mr. Zemsky held a number of key positions at J.P. Morgan Investment Management where he worked for 18 years.

4.                           The tables and the footnotes thereto in the sub-section entitled “Other Accounts Managed” on page 15 of the SAI and the sub-section entitled “Investment Committee Members Ownership of Securities” on page 16 of the SAI are deleted in their entirety and replaced with the following:

Other Accounts Managed

Other managed accounts as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles
	Number		Number		Other Accounts
Asset Allocation	of		of		Number of
Committee Member	Accounts*	Total Assets	Accounts*	Total Assets	Accounts*	Total Assets
William A. Evans, CFA	13	$12,483,714,071	0	$0	0	$0
Michael J. Roland	13	$12,483,714,071	0	$0	0	$0
Paul Zemsky	43	$15,713,808,661	1	$90,399,126	2	$55,989,007

*None of these accounts has an advisory fee based on the performance of the account.

Asset Allocation Committee Member Ownership of Securities

The following table shows the dollar range of shares of the Fund owned by each committee member as of December 31, 2007, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

Asset Allocation Committee Member	Dollar Range of Fund Shares Owned
William A. Evans, CFA	None
Michael J. Roland	None
Paul Zemsky	None

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